Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risk Management
Balance, at fair value	$ (65)	$ (98)
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Accounts receivables
Financial Instruments and Risk Management
Financial assets, at fair value	143	123
Accounts payable
Financial Instruments and Risk Management
Financial liabilities, at fair value	(208)	(221)
Level 1
Financial Instruments and Risk Management
Balance, at fair value	(49)	(99)
Level 1 | Accounts receivables
Financial Instruments and Risk Management
Financial assets, at fair value	36	35
Level 1 | Accounts payable
Financial Instruments and Risk Management
Financial liabilities, at fair value	(85)	(134)
Level 2
Financial Instruments and Risk Management
Balance, at fair value	(16)	1
Level 2 | Accounts receivables
Financial Instruments and Risk Management
Financial assets, at fair value	107	88
Level 2 | Accounts payable
Financial Instruments and Risk Management
Financial liabilities, at fair value	$ (123)	$ (87)